Convertible redeemable preferred shares (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended			12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 22, 2009 Series A Preferred Shares [Member] CNY	Aug. 31, 2008 Series A Preferred Shares [Member] CNY	Jun. 30, 2008 Series A Preferred Shares [Member] CNY	Dec. 31, 2006 Series A Preferred Shares [Member] CNY	Dec. 31, 2014 Series A Preferred Shares [Member]	Dec. 01, 2006 Series A Preferred Shares [Member] USD ($)	Nov. 22, 2009 Series B convertible redeemable preferred shares [Member] CNY	Aug. 31, 2008 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series B convertible redeemable preferred shares [Member]	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] USD ($)	Nov. 30, 2009 Series C Preferred Shares [Member] CNY	Dec. 31, 2014 Series C Preferred Shares [Member]	Nov. 30, 2009 Series C-1 Preferred Shares [Member] CNY	Dec. 31, 2014 Series C-1 Preferred Shares [Member]	Nov. 22, 2009 Series C-1 Preferred Shares [Member] USD ($)	Nov. 30, 2009 Series C-2 Preferred Shares [Member] CNY	Dec. 31, 2014 Series C-2 Preferred Shares [Member]	Nov. 22, 2009 Series C-2 Preferred Shares [Member] USD ($)	Dec. 31, 2014 Preferred Shares [Member] vote	Dec. 31, 2011 Preferred Shares [Member] USD ($)	Nov. 21, 2012 Class B common shares [Member]
Convertible redeemable preferred shares [Line Items]
Shares issued									81,612,930	54,488,000				102,073,860					16,249,870			104,999,650
Aggregate cash considerations									13,722	7,720				34,232					8,875			71,684
Issue price per share												$ 0.0184				$ 0.0490					$ 0.0800			$ 0.1000
Issuance costs			5,802	27,815					172					278			274
Preferred Stock Voting Rights Per Share																									1
Percentage of the original issuance price for calculating liquidation preference											150.00%				100.00%			100.00%
Convertible redeemable preferred shares, par value (in dollars per share)																										$ 0.00001
Conversion ratio																										1
Minimum market capitalization for a Qualified IPO					1,500,000	400,000
Common shares, shares issued upon conversion																											359,424,310
Period following the original issue date after which shares can be redeemed by the entity, at the election of the majority of shareholders																		5 years
Cash or cash equivalents minimum thresholds limit	3,000
Free cash flow in preceding twelve months	1,000
Period of minimum free cash flows for redemption of preferred shares	12 months	12 months
Redemption price, percentage of original issue price											150.00%				100.00%					100.00%			100.00%
Internal rate of return (as a percent)											10.00%				10.00%					10.00%			10.00%
Incremental value received by preferred shareholders							19	916					176